Concentrations of Credit Risk - Schedule of Concentration Risks (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Company A [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 1,204
Net revenues, percentage	38.00%
Company B [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 314
Net revenues, percentage	10.00%
Customers [Member]
Schedule of Concentration Risks [Line Items]
Total net revenues	¥ 1,518
Net revenues, percentage	48.00%